							Origination Values																																		Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Appraisal Value(s)					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values						Collateral Underwriter Risk Score
							Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Valuation Comments
xxxx	xxxx	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None											xxxx	xxxx	0.00%	xxxx	xxxx																																													Certificate of Occupancy xxxx; 397
xxxx	xxxx	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None											xxxx	xxxx	0.00%	xxxx	xxxx																																													376
xxxx	xxxx	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None											xxxx	xxxx	-6.74%	xxxx	xxxx																																													The Desk Review reflects the original appraisal (OA) comparable data did not provide adequate data to support a reasonable value conclusion. Review appraiser found the OA did not provide sufficient support for miscellaneous attribute values, or any explanation for what these miscellaneous attributes were. Two additional sales were selected by the review appraiser that supported the original opinion of value. The desk review value of $xxxx reflects a (6.7%) variance which is non-material.
xxxx	xxxx	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	xxxx	None											xxxx	xxxx	0.00%	xxxx	xxxx																																													SVR; 365	2.0